Form N-PX

                     Annual Report of Proxy Voting Record of

                       Mercantile Absolute Return Fund LLC


                 Investment Company Act File Number: 811-211088

                                   Registrant
                       Mercantile Absolute Return Fund LLC
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201
                                 (410) 237-5223

                                Agent for Service
                                Bonnie C. Railey
                          Two Hopkins Plaza, 12th Floor
                               Baltimore, MD 21201

             Date of Reporting Period: July 1, 2003 to June 30, 2004

Name of Issuer:                                    Farallon Capital Offshore Investors, Inc.
Cusip Number:                                      Not Available
Ticker Symbol:                                     Not Available
Meeting Date:                                      February 27, 2004
Matter Voted On:                                   Farallon proposed
                                                   changing its incentive fee
                                                   from a flat 20% on the
                                                   appreciation of the adjusted
                                                   net asset value over the
                                                   "Prior High NAV" (as
                                                   defined), to include a 10%
                                                   annual incentive fee during
                                                   any year following a loss
                                                   until the NAV appreciated by
                                                   150%.
Proposed by:                                       Proposed by the issuer
Did the Fund Voted on Matter:                      Yes
How the Fund Voted:                                In favor of the Change
With or Against Management:                        With Management



                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercantile Absolute Return Fund, LLC
By: /s/ Bonnie C. Railey
Treasurer
Date: August 31, 2004